Net debt - Offsetting in the balance sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Gross amount	£ 1,822	£ 2,490
Net amounts presented in the balance sheet	1,822	2,490
Amount subject to master netting arrangement	(554)	(756)
Net amount	1,268	1,734
Financial liabilities
Gross amount	(4,988)	(5,646)
Net amounts presented in the balance sheet	(4,988)	(5,646)
Amount subject to master netting arrangement	554	756
Net amount	(4,434)	(4,890)
Trade and other payables
Financial liabilities
Gross amount	(847)	(866)
Net amounts presented in the balance sheet	(847)	(866)
Net amount	(847)	(866)
Borrowings
Financial liabilities
Gross amount	(3,664)	(4,287)
Net amounts presented in the balance sheet	(3,664)	(4,287)
Amount subject to master netting arrangement	553	730
Net amount	(3,111)	(3,557)
Lease liabilities
Financial liabilities
Gross amount	(445)	(445)
Net amounts presented in the balance sheet	(445)	(445)
Net amount	(445)	(445)
Derivative financial instruments
Financial liabilities
Gross amount	(32)	(48)
Net amounts presented in the balance sheet	(32)	(48)
Amount subject to master netting arrangement	1	26
Net amount	(31)	(22)
Cash and cash equivalents
Financial assets
Gross amount	925	1,562
Net amounts presented in the balance sheet	925	1,562
Amount subject to master netting arrangement	(553)	(730)
Net amount	372	832
Trade and other receivables
Financial assets
Gross amount	889	857
Net amounts presented in the balance sheet	889	857
Net amount	889	857
Other financial assets
Financial assets
Gross amount	2	1
Net amounts presented in the balance sheet	2	1
Net amount	2	1
Derivative financial instruments
Financial assets
Gross amount	6	70
Net amounts presented in the balance sheet	6	70
Amount subject to master netting arrangement	(1)	(26)
Net amount	£ 5	£ 44